Leases - Summary of Movement of Lease Liabilities (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Presentation of leases for lessee [abstract]
Opening Balance		$ 288,307	$ 262,383
Lease additions and modifications		292,126	248,063
Interest charged for the year		10,462	13,382
Disposals		(76,123)	0
Interest expense paid for the year	[1]	(222,536)	(214,378)	$ (77,541)
Interest paid for the year		(9,712)	(13,154)
Foreign exchange adjustments		(1,655)	(7,989)
Closing Balance		$ 280,869	$ 288,307	$ 262,383

[1]	Non-cash investing and financing activities relate mainly to the following: •Fair value movement of convertible notes disclosed in Note 16 to the financial statements. •Fair value movement of warrant liability disclosed in Note 15 to the financial statements. •Exercise of vested performance rights for no cash consideration disclosed in Note 21 to the financial statements.